Fair Value Measurement - Summary Of Fair Value Of Warrants (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Fair Value Measurements
Fair value of warrants at beginning of the period	¥ 24,376
Change in fair value	11,551	$ 1,593	¥ 0
Fair value of warrants at end of the period	13,245	$ 1,827
Level 3
Fair Value Measurements
Fair value of warrants at beginning of the period	24,376
Change in fair value	(11,551)
Effect of exchange rate changes	420
Fair value of warrants at end of the period	¥ 13,245